INCOME TAXES - Changes in net deferred tax liabilities (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in the net deferred tax liabilities:
Balance, beginning of year	CAD 231,852	CAD 200,190
Deferred tax expense recognized in net income	5,709	40,744
Foreign currency translation of deferred tax balances	749	(9,082)
Net deferred tax liabilities, end of year	CAD 238,310	CAD 231,852